Note 2 - Summary of Significant Accounting Policies: o. Translation of Foreign Currencies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Details
Foreign Currency Transaction Gain (Loss), Realized	$ 16,773	$ 17,938